EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Dec. 31, 2020
EXPLORATION AND EVALUATION ASSETS [Abstract]
Exploration and Evaluation Assets
Piedmont Lithium Project(1) US$

December 31, 2020
Carrying amount at July 1, 2020	7,720,957
Additions (2)	5,746,318
Carrying amount at December 31, 2020 (3)	13,467,275

June 30, 2020
Carrying amount at July 1, 2019	2,265,121
Additions	5,455,836
Carrying amount at June 30, 2020 (3)	7,720,957

Notes:

(1)
At December 31, 2020, the Piedmont Lithium Project comprised approximately 2,322 acres (June 30, 2020: approximately 2,126 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 691 acres are owned, approximately 113 acres are subject to long-term lease, approximately 79 acres are subject to lease-to-own agreements, and approximately 1,438 acres are subject to exclusive option agreements, which upon exercise, allows the Group to purchase or, in some cases long-term lease, the surface property and associated mineral rights. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 10 for further details of contingent liabilities).

(2)
During the six months ended December 31, 2020, the Group made land acquisition payments and land option payments totalling US$5,746,318 (June 30, 2020: US$5,455,836) to landowners which have been treated as acquisition costs and capitalised as ‘exploration and evaluation assets’. These acquisitions were settled through a combination of cash payments of US$5,056,818 (June 30, 2020: US$2,747,784) and vendor financed loans and borrowings of US$689,500 (June 30, 2020: US$2,708,052). Refer to Note 6 for further information on loans and borrowings.

(3)	The ultimate recoupment of costs carried for exploration and evaluation phases is dependent on the successful development and commercial exploitation or sale of the respective areas.